Subsequent Events (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Payment Under Credit Agreement	Payments under the Agreement are as follows (in thousands):

Year Ending December 31,	Amount
Remainder of 2012	$2,760
2013	11,040
2014	11,040
2015	11,040
2016	11,040
Thereafter	103,609

Total	$150,529

Payments under the credit agreement are as follows:

2012	$8,134
2013	10,845
2014	10,845
2015	10,845
2016	10,845
Thereafter	84,986

Total	$136,500